Summary of Significant Accounting Policies (Details) - EBP 002 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Forfeited nonvested account	$ 0.9	$ 1.3
Forfeited nonvested account, decrease from administrative expense	$ 4.1	$ 4.3